RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	[1]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	¥ 3,037,618
Closing net book value	3,183,470	$ 487,888
Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,163,868
Closing net book value	1,352,498
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	3,566,772
Additions	211,363
Closing net book value	3,778,135
Cost [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,177,246
Additions	202,008
Closing net book value	1,379,254
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(529,154)
Additions	(65,511)
Closing net book value	(594,665)
Accumulated depreciation [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(13,378)
Additions	(13,378)
Closing net book value	(26,756)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,873,750
Closing net book value	1,830,972
Land [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	2,389,526
Additions	9,355
Closing net book value	2,398,881
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(515,776)
Additions	(52,133)
Closing net book value	¥ (567,909)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.